Commitments and Contingencies - Contingencies (Details) $ in Millions		1 Months Ended		12 Months Ended
	Dec. 31, 2007	Jan. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2008 USD ($)	Feb. 20, 2019 lawsuit
Litigation | Coffeyville Facility
Loss Contingencies [Line Items]
Property tax abatement period	10 years
Increase in property tax expenses (in excess of)				$ 10	$ 10	$ 10	$ 10	$ 10
Insurance Settlement | CVR Partners
Loss Contingencies [Line Items]
Total consideration to be paid by the underwriters			$ 6
Amount received			5
Amount recorded as receivable			$ 1
Subsequent Event | Insurance Settlement | CVR Partners
Loss Contingencies [Line Items]
Amount received		$ 1
Call Option Lawsuits | Subsequent Event | CVR Energy, CVR Refining, CVR Refining Holdings, and IEP and Certain Directors and Affiliates
Loss Contingencies [Line Items]
Number of lawsuits filed | lawsuit									6